Transamerica BlackRock Real Estate Securities VP Average Annual Total Returns		12 Months Ended	60 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	12.15%	12.53%	12.17%
S&P Developed Property Net Total Return Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.46%	3.17%		3.72%
Initial
Prospectus [Line Items]
Average Annual Return, Percent		9.51%	2.64%		3.65%
Performance Inception Date	May 01, 1998
Service
Prospectus [Line Items]
Average Annual Return, Percent		9.32%	2.41%		3.41%
Performance Inception Date	May 01, 2003